TAX EXPENSE - Tax loss carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Canada
TAX EXPENSE
Tax loss carryforwards	$ 61,214	$ 46,354
Mexico
TAX EXPENSE
Tax loss carryforwards		29,851
Panama
TAX EXPENSE
Tax loss carryforwards	736	655
USA
TAX EXPENSE
Tax loss carryforwards	$ 27,086	$ 16